Restricted Net Assets (Details) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 Company's subsidiaries, VIEs and VIE's subsidiary in China CNY	Dec. 31, 2012 Company's subsidiaries, VIEs and VIE's subsidiary in China CNY
Restricted Net Assets
Restricted net assets				30,836	30,364
Retained earnings balance of the Group's PRC entities after appropriation to statutory reserves	$ 20,873	126,367	63,183	219,876	140,527
Percentage of consolidated net assets that restricted net assets did not exceed (as percent)	25.00%	25.00%